Precious metals delivery and purchase agreement (Narrative) (Details) - Sandstorm Gold Ltd [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Interest expense	$ 0.1	$ 1.8
Forward Commodity Pricing Curves [Member]
Statement Line Items [Line Items]
Loss on fair value metals deliverable	$ 20.8
Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of reduced variable deliveries	2.00%
Top of range [member]
Statement Line Items [Line Items]
Percentage of reduced variable deliveries	4.00%